Pay vs Performance Disclosure number in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 05, 2022	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year[1]	Summary Compensation Table Total for Mr. Visentin PEO[2]	Compensation Actually Paid to Mr. Visentin PEO[3]	Summary Compensation Table Total for Mr. Bandrowczak PEO[2]	Compensation Actually Paid to Mr. Bandrowczak PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Other NEOs[3]	Total Shareholder Return [4]	Peer Group Total Shareholder Return [5]	GAAP Net (Loss) Income (millions)	Adj. [6] EBITDA (millions)
2024	$—	$—	$14,320,642	$(376,188)	$6,605,625	$1,328,006	$31.22	$151.00	$(1,321)	$503
2023	$—	$—	$12,844,686	$14,069,073	$5,251,711	$4,795,117	$62.22	$152.23	$1	$596
2022	$11,192,336	$5,216,828	$8,561,267	$4,746,408	$2,981,034	$1,785,941	$46.50	$125.86	$(322)	$505
2021	$12,418,877	$5,930,335	$—	$—	$3,143,217	$1,922,379	$67.70	$162.12	$(455)	$647
2020	$18,144,360	$(1,775,843)	$—	$—	$3,499,776	$(2,064,931)	$66.39	$127.81	$192	$777

Company Selected Measure Name			Adjusted(1) EBITDA
Named Executive Officers, Footnote	Steven J. Bandrowczak succeeded John Visentin as PEO in 2022 (on June 6, 2022 as interim CEO and on August 2, 2022 as CEO). John Visentin served as the PEO for the entirety of 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows:
•2024: John Bruno, Jacques-Edouard Gueden, Xavier Heiss, and Louis J. Pastor
•2023: John Bruno, Xavier Heiss, Joanne Collins Smee, Suzan Morno-Wade, and Louis J. Pastor
•2022: John Bruno, Xavier Heiss, Louis J. Pastor, and Joanne Collins Smee
•2021: Steven J. Bandrowczak, Xavier Heiss, Michael Feldman, and Louis J. Pastor
•2020: Steven J. Bandrowczak, William Osbourn, Jr., Xavier Heiss, Michael Feldman, Hervé Tessler, and Louis J. Pastor

Peer Group Issuers, Footnote			The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P 600 Information Technology Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. The peer group index used was updated from the S&P 600 IT Services Industry Index used in the prior year Proxy, filed April 11, 2024. In comparison, the value of $100 invested in the S&P 600 IT Services Industry Index would be the following: 2024: $93.33; 2023: $100.09; 2022: $118.35; 2021: $169.20; 2020: $112.48.
Changed Peer Group, Footnote			The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P 600 Information Technology Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. The peer group index used was updated from the S&P 600 IT Services Industry Index used in the prior year Proxy, filed April 11, 2024. In comparison, the value of $100 invested in the S&P 600 IT Services Industry Index would be the following: 2024: $93.33; 2023: $100.09; 2022: $118.35; 2021: $169.20; 2020: $112.48.
PEO Total Compensation Amount			$ 14,320,642	$ 12,844,686		$ 12,418,877	$ 18,144,360
PEO Actually Paid Compensation Amount			$ (376,188)	14,069,073		5,930,335	(1,775,843)
Adjustment To PEO Compensation, Footnote

	2024
	Bandrowczak PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$14,320,642	$6,605,625
Minus Change in Pension Value Reported in SCT for the Covered Year	—	(428,142)
Plus Pension Value Service Cost for the Covered Year	—	8,989
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	(11,879,791)	(4,895,478)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	5,165,513	2,178,535
Minus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(6,066,960)	(1,478,151)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Minus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(781,423)	(315,472)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(1,134,169)	(347,900)
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—
Compensation Actually Paid	$(376,188)	$1,328,006
			Unvested equity values in the above table are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Non-PEO NEO Average Total Compensation Amount			$ 6,605,625	5,251,711	$ 2,981,034	3,143,217	3,499,776
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,328,006	4,795,117	1,785,941	1,922,379	(2,064,931)
Adjustment to Non-PEO NEO Compensation Footnote

	2024
	Bandrowczak PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$14,320,642	$6,605,625
Minus Change in Pension Value Reported in SCT for the Covered Year	—	(428,142)
Plus Pension Value Service Cost for the Covered Year	—	8,989
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	(11,879,791)	(4,895,478)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	5,165,513	2,178,535
Minus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(6,066,960)	(1,478,151)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Minus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(781,423)	(315,472)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(1,134,169)	(347,900)
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—
Compensation Actually Paid	$(376,188)	$1,328,006
			Unvested equity values in the above table are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Compensation Actually Paid vs. Total Shareholder Return			The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net (Loss) Income.
________
(1)Fiscal year 2022 and 2021 Net Loss includes an after-tax non-cash goodwill impairment charge of $395 million and $750 million, respectively. Fiscal year 2024 Net Loss includes an after-tax non-cash goodwill impairment charge of $1,015 million.

Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s Adjusted(1) EBITDA metric for the applicable reporting year.
________
(1) Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.

Total Shareholder Return Vs Peer Group			The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Tabular List, Table

Adjusted(1) EBITDA (CSM)
Adjusted(1) Operating Income Improvement
Adjusted(1) EPS
Absolute Share Price(1)
Relative TSR

Total Shareholder Return Amount			$ 31.22	62.22	46.50	67.70	66.39
Peer Group Total Shareholder Return Amount			151.00	152.23	125.86	162.12	127.81
Net Income (Loss)			$ (1,321,000,000)	$ 1,000,000	$ (322,000,000)	$ (455,000,000)	$ 192,000,000
Company Selected Measure Amount			503	596	505	647	777
PEO Name	John Visentin	Steven J. Bandrowczak	Steven J. Bandrowczak	Steven J. Bandrowczak		John Visentin	John Visentin
Additional 402(v) Disclosure	Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or CAP) to the Company’s principal executive officer (PEO) and non-PEO named executive officers (the Non-PEO NEOs), and certain aspects of the financial performance of the Company. The Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (SCT) for the applicable year in the case of our PEO, Mr. Bandrowczak, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEO, Mr. Bandrowczak, and for the average of the Non-PEO NEOs is set forth in the Reconciliation of SCT to CAP Table below, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31, 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2024. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance share units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.
			Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted(1) EBITDA (CSM)
Non-GAAP Measure Description			Adjusted(1) EBITDA is the company-selected MIP measure. Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted(1) Operating Income Improvement
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted(1) EPS
Measure:: 4
Pay vs Performance Disclosure
Name			Absolute Share Price(1)
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
John Visentin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 11,192,336
PEO Actually Paid Compensation Amount					5,216,828
Steven Bandrowczak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,561,267
PEO Actually Paid Compensation Amount					$ 4,746,408
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,879,791)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,165,513
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,066,960)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(781,423)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,134,169)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(428,142)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,989
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,895,478)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,178,535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,478,151)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(315,472)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(347,900)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0